SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Our unaudited consolidated financial statements have been prepared in accordance with US GAAP and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. As permitted under those rules, we omitted certain footnotes or other financial information that are normally required by US GAAP for annual financial statements. We have included all adjustments necessary for a fair presentation of the results of the interim period. These adjustments consist of normal and recurring items. Our consolidated financial statements are not necessarily indicative of results that may be expected for any other interim period or for the full year. These consolidated financial statements should be read in conjunction with the audited annual consolidated financial statements and related notes filed with the SEC on May 12, 2023. In the opinion of management, the unaudited consolidated financial statements reflect all adjustments, which are of a normal recurring nature, necessary for a fair statement of the Company’s financial condition and results of operations and cash flows for the interim periods presented.

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States (GAAP) and under the rules and regulations of the U.S. Securities and Exchange Commission (the SEC).

Principles of Consolidation

The financial statements include the accounts of the Company and all of its wholly owned subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation.

Joint Venture entities where the company owns at least 51% and controls the accounting and administration of the entities will be accounted for under ASC 810-10 which will allow full consolidation of the assets and liabilities into the Company’s balance sheet, with non-controlling interests being calculated and disclosed in the balance sheet and operating statement of the Company. Joint Venture entities where the company owns less than 51% are evaluated for treatment as variable interest entities. The Company may provide accounting and administration for these entities, may have board of director control, and may provide the majority of funding for these entities. Any entities not falling within this criterion will be accounted for under ASC 323-30. These consolidated financial statements include the operating results and the assets of the nine currently operating, joint venture entities, all of which have been deemed variable interest entities for the period ended September 30, 2023.

The financial statements include the accounts of the Company and all of its wholly owned subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation.

Joint Venture entities where the company owns at least 51% and controls the accounting and administration of the entities will be accounted for under ASC 810-10 which will allow full consolidation of the assets and liabilities into the Company’s balance sheet, with non-controlling interests being calculated and disclosed in the balance sheet and operating statement of the Company. Joint Venture entities where the company owns less than 51% are evaluated for treatment as variable interest entities. The Company may provide accounting and administration for these entities, may have board of director control, and may provide majority of funding for these entities. Any entities not falling within this criterion will be accounted for under ASC 323-30. These consolidated financial statements include the operating results and the assets of the six currently operating, joint venture entities, all of which have been deemed variable interest entities for the period ended December 31, 2022. The non-controlling interests of these ventures have been disclosed on the consolidated balance sheet and income statement.

Equity Method Investments in Unconsolidated Affiliates

We apply the equity method of accounting for investments when we have significant influence, but not controlling interest in the investee. Judgment regarding the level of influence over each equity method investment includes key factors such as ownership interest, representation on the board of directors, participation in policy-making decisions, operational decision-making authority, and material intercompany transactions. Under this method of accounting, our proportionate share of the net income (loss) resulting from these investments is reported in “Other income and expenses” in the consolidated statements of operations since the activities of the investees are closely aligned with, and a critical part of, our operations. The carrying value of our equity method investments is reported as “Equity od investment in related party” in our consolidated balance sheets.

For all equity method investments, we record our share of an investee’s income or loss on a one quarter lag. We evaluate material events occurring during the quarter lag to determine whether the effects of such events should be disclosed in our financial statements. We classify distributions received from equity method investments using the cumulative earnings approach on our consolidated statements of cash flows. A change in our proportionate share of an investee’s equity resulting from issuance of common shares or in-substance common shares by the investee to third parties is recorded as a gain or loss in our consolidated statements of operations in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 323, “Investments-Equity Method and Joint Ventures” (Subtopic 10-40-1).

We assess investments for impairment whenever events or changes in circumstances indicate that the carrying value of an investment may not be recoverable. If the decline in value is considered to be other than temporary, the investment is written down to its estimated fair value, which establishes a new cost basis in the investment. We did not record any such impairment charges for any periods presented.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Some of these judgments can be subjective and complex, and, consequently, actual results may differ from these estimates.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Some of these judgments can be subjective and complex, and, consequently, actual results may differ from these estimates.

Revenue Concentration

Sales to two of the Company’s customers made up approximately 35% and  28%, respectively, of our revenues for the three months ended September 30, 2023, and sales to one of the Company’s customers made up approximately 82% of our revenues for the three months ended September 30, 2022. Sales to three of the Company’s customers made up approximately 23%, 19% and 17%, respectively, of our revenues for the nine months ended September 30, 2023, and sales to one of the Company’s customers made up approximately 81% of our revenues for the nine months ended September 30, 2022. The balance receivable from three customers on September 30, 2023, and December 31, 2022 represents approximately 72%, 46% and 22%, respectively, of the total accounts receivable balance of $544,344 and $469,730. as of that date. As a result of a legal dispute between a major customer and a third party during 2022, we experienced a significant reduction in our projected revenues and cash flow during the first half of the current fiscal year.

Sales to one of the Company’s customers made up approximately 82% and 41% of our revenues for the twelve months ended December 31, 2022, and 2021, respectively, and the balance receivable from this customer on December 31, 2022 and, represents approximately 46% and 37%, respectively, of the total accounts receivable balances of $236,368 and $281,543, respectively, as of that date. As a result of a legal dispute during 2022, we experienced a significant reduction in our projected revenues and cash flow for the year ended December 31, 2022.

Basic and Diluted Net Loss per Common Share

Pursuant to ASC 260, Earnings Per Share, basic net income and net loss per share are computed by dividing the net income and net loss by the weighted average number of common shares outstanding. Diluted net income and net loss per share is the same as basic net income and net loss per share when their inclusion would have an anti-dilutive effect due to our continuing net losses.

For the nine months ended September 30, 2023, and 2022, the following outstanding dilutive securities were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	September 30,	September 30,
	2023	2022
	(Shares)	(Shares)
Warrants	838,100	-
Promissory notes convertible to shares*	5,572,000	125,000
TOTAL	6,410,100	125,000

•	A note for $3,200,000 is limited to a maximum issuance of 5,572,000 per the terms of the note. See note 1 above.

Pursuant to ASC 260, “Earnings Per Share,” basic net income and net loss per share are computed by dividing the net income and net loss by the weighted average number of common shares outstanding. Diluted net income and net loss per share is the same as basic net income and net loss per share when their inclusion would have an anti-dilutive effect due to our continuing net losses.

For the twelve months ended December 31, 2022, and 2021, the following outstanding dilutive securities were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	December 31,	December 31,
	2022	2021
	(Shares)	(Shares)
Promissory Notes convertible to shares	125,000	175,000
TOTAL	125,000	175,000

Fair Value of Financial Instruments

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) establishes a framework for all fair value measurements and expands disclosures related to fair value measurement and developments. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820 requires that assets and liabilities measured at fair value are classified and disclosed in one of the following three categories:

•	Level 1—Quoted market prices for identical assets or liabilities in active markets or observable inputs.
•	Level 2—Significant other observable inputs that can be corroborated by observable market data; and
•	Level 3—Significant unobservable inputs that cannot be corroborated by observable market data.

The carrying amounts of cash, accounts receivable, accounts receivable – related parties, inventory, deposits and prepayments, accounts payable and accrued liabilities, accounts payable – related parties, customer pre-paid invoices & deposits, other short-term liabilities – equipment loan, operating lease – right of use liability – short term portion approximate fair value because of the short-term nature of these items.

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) establishes a framework for all fair value measurements and expands disclosures related to fair value measurement and developments. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820 requires that assets and liabilities measured at fair value are classified and disclosed in one of the following three categories:

•	Level 1—Quoted market prices for identical assets or liabilities in active markets or observable inputs.
•	Level 2—Significant other observable inputs that can be corroborated by observable market data; and
•	Level 3—Significant unobservable inputs that cannot be corroborated by observable market data.

The carrying amounts of cash, accounts receivable, accounts receivable – related parties, inventory, deposits and prepayments, accounts payable and accrued liabilities, accounts payable – related parties, customer pre-paid invoices & deposits, other short-term liabilities – equipment loan, operating lease – right of use liability – short term portion approximate fair value because of the short-term nature of these items.

Non-Controlling Interests

The Company accounts for the non-controlling interests in its subsidiaries and joint ventures in accordance with U.S. GAAP. and ASC 805-20.

The Company has chosen to record the minority interests (NCI’s) in the equity section of the balance sheet, and on the income statement, the profit or loss attributable to the minority interests will be reported as a separate non-operating line item.

The Company measures its non-controlling interests using the percentage of ownership interest in the net assets and the current operating income / (loss) held by the respective NCI’s during the accounting period.

The Company accounts for the non-controlling interests in its subsidiaries and joint ventures in accordance with U.S. GAAP. and ASC 805-20.

The Company has chosen to record the minority interests (NCI’s) in the equity section of the balance sheet, and on the income statement, the profit or loss attributable to the minority interests will be reported as a separate non-operating line item.

The Company measures its NCI’s using the percentage of ownership interest held by the respective NCI’s during the accounting period. As of December 31, 2022, and 2021, respectively, the Company reported a minority interest in its accumulated (gains)/losses and its net assets of ($131,123) and ($14,250), respectively.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid investments with remaining maturities of less than ninety days at the date of purchase. We have not experienced any losses related to these balances, and we believe credit risk to be minimal.  The Company does not have any cash equivalents.

Accounts Receivable

Accounts receivables are recorded in accordance with ASC 310, “Receivables.” Accounts receivables are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable.  As of December 31, 2022, the Company reported an allowance of $247,411 for doubtful accounts. Doubtful accounts in the amount of $1,717,933 (inclusive of the allowance) were written off in the year ended December 31, 2022. The amount written off includes the $1,470,522 provided for the potential non-payment of inter-company loans – see Note 11 for additional information. The Company had an impairment allowance against trade receivables of $247,411 and $0 as of December 31, 2022, and 2021, respectively.

Inventory

Inventory is stated at the lower of cost and net realizable value on a first-in first-out basis.  Net realizable value is the estimated selling price in the ordinary course of business less any applicable selling expenses. Costs includes all expenses directly attributable to the manufacturing process as well as suitable portions of related production overheads, based on normal operating capacity. The Company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions, including forecasted demand compared to quantities on hand, as well as other factors such as potential excess or aged inventories based on product shelf life, and other factors that affect inventory obsolescence.

Leases

We determine if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities-current, and operating lease liabilities-noncurrent on the balance sheets. Finance leases are included in property and equipment, other current liabilities, and other long-term liabilities in our balance sheets.  ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As our single lease does not provide an implicit rate, we have used our incremental borrowing rate(“IBR”) based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date.  The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Long-Lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable or that the useful lives of these assets are no longer appropriate. Each impairment test is based on a comparison of the undiscounted future cash flows to the recorded value of the asset. If impairment is indicated, the asset is written down to its estimated fair value. The Company incurred an impairment charge of $1,721,663 and $0 against certain of long-lived assets as of December 31, 2022, and 2021, respectively. These assets, comprising machinery and trademarks, were acquired for shares in July 2022. A subsequent appraisal indicated a lower current market value than the acquisition value, resulting in the write down of value. The Company incurred no impairment of long-lived assets as of December 31, 2021.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method. The depreciation and amortization methods are designed to amortize the cost of the assets over their estimated useful lives, in years, of the respective assets as follows:

Kiosks	5 years
Leasehold improvements	6 years or shorter of lease life
Production Equipment	20 years

Maintenance and repairs are charged to expense as incurred. Improvements of a major nature are capitalized. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and any gains or losses are reflected in income.  The kiosks that the Company has not sold or placed in service as of December 31, 2022, are not being depreciated.  However, Kiosks used for demonstration and marketing purposes have been depreciated since January 1, 2021.

As of December 31, 2022, the book value of equipment that is not currently in service is $5,548,799. This number includes the value of our kiosks that are available for sale or lease.

During the year ended December 31, 2022, the Company purchased two cigarette production equipment for $2,278,337. As of December 31, 2022, the equipment was not yet placed in service. See Note 13 for additional information on this purchase.

Share-Based Compensation

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation–Stock Compensation,” which requires all such compensation to employees and non-employees, including the grant of employee stock options, to be calculated based on its fair value at the measurement date (generally the grant date), and recognized in the statement of operations over the requisite service period or as vesting occurs.  The Company recorded $248,103 and $100,000 in share-based compensation expense for the years ended December 31, 2022 and 2021, respectively.

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Accounting for Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.  As of December 31, 2022, and 2021, the Company did not have any amounts recorded pertaining to uncertain tax positions.

Advertising and Marketing Costs

Costs associated with advertising and marketing promotions are expensed as incurred.  Advertising and marketing expense were $884,956 and $542,680 for the twelve months ended December 31, 2022, and 2021, respectively.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. The Company generally earns its revenue by supplying goods or providing services under contracts with its customers in two primary revenue streams: manufacturing and commercial product supply and white label development services. The Company measures the revenue from customers based on the consideration specified in its contracts, or the value of the amount invoiced should the initial order be a basic purchase order or emailed order.

The Company recognizes revenues from customers when control of the goods or services are transferred to the customer, generally when products are shipped, at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods.

Per Company policy, any product that doesn’t meet the customer’s expectations can be returned within the first 30 days of delivery in exchange for another product or for a full refund. Any product sold through a distributor or retailer must be returned to the original purchase location for any return or exchange.  For the twelve months ended December 31, 2022, and 2021, the Company has not recorded any reserves on revenue.

The majority of the Company’s revenue is derived from sales of branded products to consumers via our direct-to-consumer (DTC) ecommerce website, distributors, and retail and wholesale “white label” business-to-business (B2B) customers.

For larger orders, the Company requires the customer to make a deposit equal to 50% of the invoice or order total which is recorded as customer prepaid invoices and deferred revenue on the balance sheet. When the product is shipped the customer deposit is recorded into revenue.  The Company recorded $236,789 and $1,505,018 in customer pre-paid invoices and deposits for goods ordered but not delivered, as of December 31, 2022, and 2021, respectively. These numbers do not include the $623,375 referenced in the ensuing paragraph.

In 2019, the Company entered into an arrangement with a customer whereby the Company was provided with product from the customer for the Company’s and the customer’s use. Under the arrangement, 50% of the product provided by the customer was to compensate the Company for their services for processing and packaging the customers remaining 50% share. The transaction was recorded at the fair market value of the inventory received, which was similar to the cost of the services to which were to be provided with an increase of $623,375 to inventory and customer deposits. As of December 31, 2022, and  2021, respectively, the customer deposit liability of $623,375 remained. The Company will defer revenue on customer deposits and record as revenue once product is delivered.

Recent Accounting Pronouncements	In October 2021, the FASB issued Accounting Standards Update (“ASU”) 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. The amendments in this Update apply to all entities that enter into a business combination within the scope of Subtopic 805-10, Business Combinations. The amendments to this ASU are effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. The Company continues to enter into a variety of business combinations, however at this time none of our joint venture partnerships are with customers. The Company will monitor all new business combinations with a view to complying fully with this standard.

The Company has reviewed all other recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on our financial statements.